Business combinations, acquisitions, non-controlling interest and spin-off	12 Months Ended
Dec. 31, 2025
Business combinations, acquisitions, non-controlling interest and spin-off [Abstract]
Business combinations, acquisitions, non-controlling interest and spin-off
Note 12. Business combinations, acquisitions, non-controlling interest and spin-off

a) The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2023, 2024 and 2025:

Acquisitions 2023

(i) On July 24, 2023, the Company acquired, through its subsidiary América Móvil, B.V., shares corresponding to 5.55% of the voting rights in Telekom Austria AG from a private investor. Subsequently, on November 29, 2023, through a series of open market transactions, América Móvil, B.V. acquired an additional 1.85% of the voting rights, for an overall ownership in Telekom Austria AG of 58.4% of its total outstanding shares. The disbursements paid in both transactions amounts to Ps.6,214,643.

(ii) The Company acquired an additional non-controlling interests in its entities for an amount of Ps.49,302.

Acquisitions 2024

(i) On October 3, 2024, the Company received approval from the National Economic Prosecutor’s Office of the Republic of Chile (Fiscalía Nacional Económica) to take control of Claro Chile, SpA, which until that date was a 50:50 joint venture with Liberty Latin America (“LLA”). The Company converted all of Claro Chile, SpA’s outstanding convertible notes into equity, obtaining a controlling interest of 91.62%, thereby consolidating Claro Chile, SpA in its operations as from October 31, 2024.

Consequently, LLA maintained an 8.38% equity interest as of that date. The shareholders’ agreement entered into between AMX and LLA reflects a governance structure and terms consistent with such equity interests in Claro Chile, SpA, as well as a Call/Put option for AMX to acquire LLA’s remaining equity interest for an aggregate consideration of US$16 million.

For Purchase Price Allocation, the Company determined the fair value of identifiable assets and liabilities based on fair values. Purchase accounting is complete as of the date of the consolidated financial statements. The net assets acquired are as follows:

	Fair value at acquisition date

Cash and cash equivalents	Ps.	673,137
Other current assets		11,390,425
Other non-current assets		6,103,423
Intangible assets (excluding goodwill)		763,101
Property, plant and equipment, net		33,746,148
Right-of-use assets		5,493,785
Total acquired assets		58,170,019
Debt		(16,307,610)
Liability related to right of use assets		(5,266,872)
Accounts payable		(11,606,265)
Other liabilities		(3,203,117)
Total assumed liabilities		(36,383,864)
Total identifiable net assets at fair value		21,786,155
Goodwill arising on acquisition		4,735,752

Total fair value at the acquisition date	Ps.	26,521,907
Consideration transferred
Fair value of the joint venture prior to the acquisition		6,721,525
Fair value of convertible notes		5,594,492
Pre-existing relationship		13,928,078
Anticipated acquisition non-controlling interest		277,812

Fair value of the consideration transferred	Ps.	26,521,907

In accordance with IFRS 3, the acquisition of Claro Chile, SpA was classified as an acquisition in stages. The Company recognized a net loss of Ps.781,355 in the results of the year, as well as a gain of Ps.4,674,598 derived from the recycling of the fair value valuation of the previously existing relationship.

(ii) During 2024, the Company has acquired through its subsidiaries other entities for which it has paid Ps.179,423, net of cash acquired.

(iii) During 2024, through a series of open market transactions, América Móvil, B.V. acquired an additional 2.22% of the voting rights, for an overall ownership in Telekom Austria AG of 60.6% of its total outstanding shares. The disbursements paid in both transactions amounts to Ps.2,306,271.

(iv) The Company acquired an additional non-controlling interests in its entities for an amount of Ps.3,813.

Acquisitions 2025

(i) During 2025, the Company has acquired through its subsidiaries other entities for which it paid Ps.276,841 (includes a transaction under common control of Ps.87,667), net of cash acquired.

(ii) During 2025, through a series of open market transactions, América Móvil, B.V. acquired an additional 0.3% of the voting rights, for an overall ownership in Telekom Austria AG of 60.9% of its total outstanding shares. The disbursements paid in these transactions amounted to Ps.440,849.

b) Joint venture

On December 26, 2023, the Company entered into a transaction agreement (the “Agreement”) with LLA, Claro Chile, SpA, and certain affiliates of the Company and LLA.  Pursuant to the transaction agreement, the Company and LLA agreed to, collectively in proportion to their respective shareholding percentage interest or individually, provided additional capital required by Claro Chile, SpA during the calendar year 2023 and through June 30, 2024 in an aggregate amount not to exceed CLP$972.4 billion (Ps.18,728,611). This commitment sought to support the execution of the business plan of Claro Chile, SpA, and CLP$289.3 billion of the commitment was aimed to permit the refinancing of certain bank debt guaranteed by the Company and existing at the formation of Claro Chile, SpA. Furthermore, the Agreement provided the Company and LLA with an exercisable catch-up right on or before August 1, 2024 to cure any failure to fund the Company’s or LLA’s respective portions of the Commitment in order to maintain Claro Chile, SpA as a 50:50 joint venture.

As of December 31, 2023, the Company had purchased convertible notes from Claro Chile, SpA with an aggregate principal amount of CLP$742.1 billion (including the amounts used for the refinancing of bank debt) convertible into shares of Claro Chile, SpA. Subject to the terms of the Agreement, upon the conversion of such convertible notes and any additional convertible notes the Company might have purchased prior to August 1, 2024, Claro Chile, SpA could have ceased to be a 50:50 joint venture if LLA had not exercise its catch-up right under the Agreement. As of the date of the consolidated financial statements, LLA had not performed any financing as per Agreement. Additionally, the Company recorded an impairment related to these operations totaling Ps.12,184,562 and Ps.4,594,792 on December 31, 2023 and 2024, respectively. This amount was presented in Note 22 to the accompanying consolidated financial statements.

For the years ended December 31, 2023 and 2024, the Company recognized a loss in the application of the equity method in the amount of Ps.5,374,969 and Ps.5,313,754, respectively.

In September 2023, the Company identified impairment indicators and assesses that there was objective evidence that its joint venture is impaired, hence, an amount of Ps.4,677,782 was recorded, as the difference between the recoverable amount of the JV and its carrying value, and it is recognized in the “Valuation of derivatives, interest cost from labor obligations and other financial items”, in the consolidated statements of comprehensive income. See Note 22.

c) Consolidated subsidiaries with non-controlling interests

The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2024 and 2025 and for the years ended at December 31, 2023, 2024 and 2025 of Telekom Austria’s consolidated financial statements.

The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2024		2025
Assets:
Current assets	Ps.	37,066,173	Ps.	39,759,351
Non-current assets		146,445,867		150,749,751

Total assets	Ps.	183,512,040	Ps.	190,509,102

Liabilities and equity:

Current liabilities	Ps.	39,655,029	Ps.	58,261,026
Non-current liabilities		59,851,427		41,310,047

Total liabilities		99,506,456		99,571,073
Equity attributable to equity holders of the parent		42,713,480		55,384,265
Non-controlling interest		41,292,104		35,553,764

Total equity	Ps.	84,005,584	Ps.	90,938,029

Total liabilities and equity	Ps.	183,512,040	Ps.	190,509,102

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2023		2024		2025
Operating revenues	Ps.	100,762,884	Ps.	107,519,342	Ps.	120,957,188
Operating costs and expenses		85,320,071		92,510,372		104,167,213

Operating income	Ps.	15,442,813	Ps.	15,008,970	Ps.	16,789,975

Net income	Ps.	10,929,263	Ps.	11,027,066	Ps.	12,091,402

Total comprehensive income	Ps.	3,621,780	Ps.	12,426,457	Ps.	13,746,204

Net income attributable to:
Equity holders of the parent	Ps.	6,380,385	Ps.	6,682,402	Ps.	7,368,500
Non-controlling interest		4,548,878		4,344,664		4,722,902

	Ps.	10,929,263	Ps.	11,027,066	Ps.	12,091,402

Comprehensive income attributable to:
Equity holders of the parent	Ps.	2,114,356	Ps.	7,530,433	Ps.	8,376,937
Non-controlling interest		1,507,424		4,896,024		5,369,267

	Ps.	3,621,780	Ps.	12,426,457	Ps.	13,746,204

On September 2023 Telekom Austria was spun-off transferring all site operations to EuroTeleSites AG. The Company has control over EuroTeleSites AG, which has a material non-controlling interest. As of December 31, 2024 and 2025, EuroTeleSites AG has a consolidated net total assets of Ps.7,198,455 and Ps.8,731,211, respectively; a consolidated net income for the years ended December 31, 2023, 2024 and 2025 of Ps.126,103, Ps.589,135 and Ps.725,971, respectively, and a net income for non-controlling interest of Ps.52,485, Ps.253,328 and Ps.312,168, respectively.

d) Spin-off of telecommunication towers to EuroTeleSites

On February 6, 2023, the Company entered into a definitive agreement with OBAG, pursuant to which, the Company and OBAG agreed to, among other things, formally execute the spin-off of the mobile towers in most of the countries in which Telekom Austria AG operates, including Austria.

On August 1, 2023, the tower spin-off was approved by the shareholders of Telekom Austria AG in an extraordinary shareholders’ meeting. On September 22, 2023, Telekom Austria completed the spin-off of its telecommunications towers and other related passive infrastructure in Austria, Bulgaria, Croatia, North Macedonia, Serbia and Slovenia, and revalued its telecommunication towers through an appraisal, hence, the spun-off tower company, EuroTeleSites AG, recognized a revaluation surplus for that assets as the aforementioned date.

As a consequence of the foregoing, the Company recognized the complement for revaluation surplus figure in the consolidated financial statements as disclosed in Note 10.

In addition, Telekom Austria AG listed the shares of EuroTeleSites AG, on the Vienna Stock Exchange. The Telekom Austria AG shareholders received one EuroTeleSites AG share for every four Telekom Austria AG shares they owned. Both of Telekom Austria and EuroTeleSites AG are indirect subsidiaries of the Company over which the Company retains a controlling interest.

As part of the spin-off, Telekom Austria AG transferred to EuroTelesites AG assets of Ps.36,599 million (1,953 million euros) mainly in property, plant and equipment, right of use and other assets and accounts receivable, Ps.47,675 million (2,543 million euros) in debt, lease debt and other net liabilities, which resulted in net assets’ deficit of Ps.11,076 million (591 million euros).